ORGANIZATION AND BUSINESS DESCRIPTION (Details) - CNY (¥)	1 Months Ended
	Jul. 29, 2013	Jul. 21, 2011	Dec. 31, 2016
Xibolun Automation
Organization And Business Description [Line Items]
Equity interest	70.00%	30.00%
Proceeds from equity interest transfer	¥ 700,000	¥ 300,000
Mr. Sun | Wenzhou Xibolun Fluid Equipment Co Limited
Organization And Business Description [Line Items]
Equity interest			70.00%
Mr. Gongqi Xiang | Wenzhou Xibolun Fluid Equipment Co Limited
Organization And Business Description [Line Items]
Equity interest			30.00%
Hebron Technology | HK Xibolun
Organization And Business Description [Line Items]
Equity interest			100.00%